Share-Based Payments (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Jan. 31, 2014	Jan. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized				12,000,000	8,000,000
Reduction in Number of Shares Available For Issuance For Each Share of Restricted Stock	1.95
Number of Shares Available for Grant	6,200,000	2,700,000	3,300,000
Allocated Share-based Compensation Expense	$ 30.5	$ 33.0	$ 44.9
Tax Benefit from Compensation Expense	$ 11.4	$ 12.3	$ 16.8
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Additional Stock Equivalents Credited, Percent of Deferred Amount		33.00%
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Additional Stock Equivalents Credited, Percent of Deferred Amount		25.00%
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Term of Award	10 years
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Vesting Period	3 years
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Vesting Period	7 years